Revenue from Customers - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk
Reduction of revenue arising from revenue sharing	$ 3.7	$ 2.4
Transferred over Time
Concentration Risk
Revenue recognition methodology percentage	51.00%	66.00%
Transferred at Point in Time
Concentration Risk
Revenue recognition methodology percentage	49.00%	34.00%
Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | UNITED STATES
Concentration Risk
Concentration risk, percentage	90.00%	100.00%
Significant Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk
Concentration risk, percentage	13.40%	20.70%
Significant Customer 2 | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk
Concentration risk, percentage		12.20%